Consolidated Schedule of Investments
July 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–36.51%
U.S. Treasury Bills–17.89%(a)
U.S. Treasury Bills	0.11%	10/29/2020		$ 3,150	$ 3,149,362
U.S. Treasury Bills	0.18%	12/03/2020		2,680	2,679,183
					5,828,545
U.S. Treasury Notes–18.62%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)	0.25%	01/31/2022		2,400	2,404,418
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)	0.21%	04/30/2022		1,350	1,351,730
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)	0.16%	07/31/2022		2,310	2,310,523
					6,066,671
Total U.S. Treasury Securities (Cost $11,887,454)					11,895,216
			Shares
Money Market Funds–50.09%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(c)(d)				7,263,681	7,263,681
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(c)(d)				3,030,342	3,032,160
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.21%(c)(d)				1,718,497	1,718,497
Invesco Treasury Portfolio, Institutional Class, 0.07%(c)(d)				4,307,064	4,307,064
Total Money Market Funds (Cost $16,319,781)					16,321,402
TOTAL INVESTMENTS IN SECURITIES–86.60% (Cost $28,207,235)					28,216,618
OTHER ASSETS LESS LIABILITIES–13.40%					4,364,392
NET ASSETS–100.00%					$32,581,010
Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,207,183	$8,294,683	$(8,238,185)	$-	$-	$7,263,681	$44,000
Invesco Liquid Assets Portfolio, Institutional Class	2,488,216	5,984,926	(5,441,561)	863	(284)	3,032,160	20,242
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	2,968,791	12,295,854	(13,546,148)	-	-	1,718,497	19,482
Invesco Treasury Portfolio, Institutional Class	3,979,638	9,033,923	(8,706,497)	-	-	4,307,064	23,885
Total	$16,643,828	$35,609,386	$(35,932,391)	$863	$(284)	$16,321,402	$107,609

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	26	September-2020	$1,140,100	$44,516	$44,516
Gasoline Reformulated Blendstock Oxygenate Blending	22	August-2020	1,082,096	(52,389)	(52,389)
New York Harbor Ultra-Low Sulfur Diesel	7	December-2020	379,907	5,062	5,062
WTI Crude	14	January-2021	584,500	21,558	21,558
Subtotal				18,747	18,747
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Aggressive Allocation Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	44	September-2020	$3,251,160	$196,985	$196,985
E-Mini S&P 500 Index	20	September-2020	3,263,500	167,426	167,426
EURO STOXX 50 Index	90	September-2020	3,374,475	(9,455)	(9,455)
FTSE 100 Index	42	September-2020	3,236,280	(139,274)	(139,274)
Hang Seng Index	18	August-2020	2,851,670	(22,290)	(22,290)
Tokyo Stock Price Index	37	September-2020	5,230,788	(458,388)	(458,388)
Subtotal				(264,996)	(264,996)
Interest Rate Risk
Australia 10 Year Bonds	122	September-2020	13,026,798	226,453	226,453
Canada 10 Year Bonds	106	September-2020	12,242,487	79,855	79,855
U.S. Treasury Long Bonds	27	September-2020	4,921,594	114,201	114,201
Subtotal				420,509	420,509
Total Futures Contracts				$174,260	$174,260

(a)	Futures contracts collateralized by $3,800,000 cash held with Goldman Sachs & Co., the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1742 Excess Return Index	0.45%	Monthly	11,080	February—2021	$2,240,943	$—	$59,704	$59,704
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Silver Index	0.11	Monthly	11,890	February—2021	1,233,192	—	275,954	275,954
Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.47	Monthly	2,080	February—2021	1,326,795	—	11,214	11,214
Goldman Sachs International	Receive	Goldman Sachs Commodity i-Select Strategy 1121	0.40	Monthly	23,400	October—2020	1,519,599	—	10,329	10,329
JPMorgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	13,600	October—2020	1,921,385	—	94,721	94,721
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	3,800	June—2021	882,848	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	2,600	November—2020	109,764	—	0	0
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.30	Monthly	5,850	July—2021	454,368	—	9,389	9,389
Subtotal — Appreciation								—	461,311	461,311
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.26	Monthly	4,300	July—2021	2,194,802	—	(10,925)	(10,925)
JPMorgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	3,460	April—2021	469,944	—	(10,051)	(10,051)
Macquarie Bank Ltd.	Receive	Macquarie Aluminium Dynamic Selection Index	0.30	Monthly	10,550	December—2020	428,852	—	(291)	(291)
Subtotal								—	(21,267)	(21,267)
Equity Risk
Goldman Sachs International	Receive	Hang Seng Index Futures	—	Monthly	100	August—2020	319,442	—	(2,596)	(2,596)
Subtotal — Depreciation								—	(23,863)	(23,863)
Total — Total Return Swap Agreements								$—	$437,448	$437,448

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Aggressive Allocation Fund

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $343,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Commodity Strategy 1742 Excess Return Index
	Long Futures Contracts
	Coffee ’C’	5.46%
	Corn	5.72
	Cotton No. 2	21.66
	Lean Hogs	0.78
	Live Cattle	1.13
	Soybean Meal	20.88
	Soybean Oil	5.46
	Soybeans	20.36
	Sugar No. 11	12.31
	Wheat	6.24
	Total	100.00%
Canadian Imperial Bank of Commerce Silver Index
	Long Futures Contracts
	Silver	100.00%
Monthly Rebalance Commodity Excess Return Index
	Long Futures Contracts
	Coffee ’C’	5.46%
	Corn	5.72
	Cotton No. 2	21.66
	Lean Hogs	0.78
	Live Cattle	1.13
	Soybean Meal	20.88
	Soybean Oil	5.46
	Soybeans	20.36
	Sugar No. 11	12.31
	Wheat	6.24
	Total	100.00%
Goldman Sachs Commodity i-Select Strategy 1121
	Long Futures Contracts
	Coffee ’C’	5.46%
	Corn	5.72
	Cotton No. 2	21.66
	Lean Hogs	0.78
	Live Cattle	1.13
	Soybean Meal	20.88
	Soybean Oil	5.46
	Soybeans	20.36
	Sugar No. 11	12.31
	Wheat	6.24
	Total	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Aggressive Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
S&P GSCI Aluminum Dynamic Roll Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
Macquarie Aluminium Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Aggressive Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$11,895,216	$—	$11,895,216
Money Market Funds	16,321,402	—	—	16,321,402
Total Investments in Securities	16,321,402	11,895,216	—	28,216,618
Other Investments - Assets*
Futures Contracts	856,056	—	—	856,056
Swap Agreements	—	461,311	—	461,311
	856,056	461,311	—	1,317,367
Other Investments - Liabilities*
Futures Contracts	(681,796)	—	—	(681,796)
Swap Agreements	—	(23,863)	—	(23,863)
	(681,796)	(23,863)	—	(705,659)
Total Other Investments	174,260	437,448	—	611,708
Total Investments	$16,495,662	$12,332,664	$—	$28,828,326

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Consolidated Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Balanced-Risk Aggressive Allocation Fund